RECURRING FAIR VALUE MEASUREMENTS (Details) - Schedule of assets and liabilities that were measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques
Jun. 30, 2021 USD ($)
Level 1 [Member]
Assets:
Investments held in Trust Account-Money Market Mutual Funds	$ 172,511,739
Liabilities
Total	5,347,500
Level 1 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability	5,347,500
Level 1 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability
Level 2 [Member]
Assets:
Investments held in Trust Account-Money Market Mutual Funds
Liabilities
Total
Level 2 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability
Level 2 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability
Level 3 [Member]
Assets:
Investments held in Trust Account-Money Market Mutual Funds
Liabilities
Total	3,260,250
Level 3 [Member] | Public Warrants [Member]
Liabilities
Warrant Liability
Level 3 [Member] | Private Warrants [Member]
Liabilities
Warrant Liability	$ 3,260,250